General information - Narrative (Details) £ / shares in Units, £ in Millions, $ in Billions	1 Months Ended	6 Months Ended
	Jul. 31, 2022	Jun. 30, 2022	Dec. 31, 2023 GBP (£) £ / shares	Dec. 31, 2023 USD ($)	Dec. 31, 2022 GBP (£)	Dec. 31, 2021 GBP (£)	Dec. 31, 2020 GBP (£)
Disclosure of information about consolidated structured entities [line items]
Nominal value per share | £ / shares			£ 0.01
Cash and cash equivalents net of bank overdrafts			£ 994		£ 611	£ 406	£ 323
September 2024
Disclosure of information about consolidated structured entities [line items]
Undrawn credit facilities | $				$ 1.3
September 2026
Disclosure of information about consolidated structured entities [line items]
Undrawn credit facilities			£ 900
GSK Group | CHHL2
Disclosure of information about consolidated structured entities [line items]
Proportion of ownership interest in subsidiary		68.00%
Pfizer Group | Haleon plc
Disclosure of information about consolidated structured entities [line items]
Proportion of ownership interest in associate	32.00%
Pfizer Group | CHHL2
Disclosure of information about consolidated structured entities [line items]
Proportion of ownership interest in associate		32.00%
GSK Plc | Haleon plc
Disclosure of information about consolidated structured entities [line items]
Proportion of ownership interest in subsidiary	55.00%
Haleon plc | GSK Group
Disclosure of information about consolidated structured entities [line items]
Proportion of ownership interest in other entity	13.00%